Future Minimum Rents	12 Months Ended
Dec. 31, 2011
Future Minimum Rents
Future Minimum Rents

(15) Future Minimum Rents

        Future minimum lease payments to be received, excluding operating expense reimbursements, from tenants under non-cancelable operating leases as of December 31, 2011, are as follows (in thousands):

Year	Amount
2012	$931,190
2013	904,052
2014	851,711
2015	802,147
2016	751,847
Thereafter	3,240,862

$7,481,809